Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Ivy Funds

Supplement dated August 24, 2020 to the
Ivy Funds Prospectus dated October 31, 2019
as supplemented January 8, 2020, March 13, 2020, April 1, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)       Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of the Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■    In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares from 5.75% to 3.5%.

2)       Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■ In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None. Additionally, Footnote 2 to the table is deleted.
Ivy Accumulative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Ivy Funds

Supplement dated August 24, 2020 to the
Ivy Funds Prospectus dated October 31, 2019
as supplemented January 8, 2020, March 13, 2020, April 1, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)       Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of the Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■    In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares from 5.75% to 3.5%.

2)       Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■ In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None. Additionally, Footnote 2 to the table is deleted.
Ivy Wilshire Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Ivy Funds

Supplement dated August 24, 2020 to the
Ivy Funds Prospectus dated October 31, 2019
as supplemented January 8, 2020, March 13, 2020, April 1, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)       Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of the Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■    In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares from 5.75% to 3.5%.

2)       Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■ In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None. Additionally, Footnote 2 to the table is deleted.